Financial Instruments - Summary of Information Regarding Notes Repaid (Parenthetical) (Detail) - Partial Redemption [member] $ in Millions	Dec. 31, 2018 USD ($)
3.95% Notes, Due 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, repaid amount	$ 211
3.85% Notes, Due 2024 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, repaid amount	208
4.50% Notes, Due 2043 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, repaid amount	$ 231